Taxation and Deferred Tax (Details) - Schedule of provision for income tax - TINGO, INC. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Taxation and Deferred Tax (Details) - Schedule of provision for income tax [Line Items]
Income tax			$ 36,551,539,000	$ 104,802,090	$ 54,548,065,000	$ 12,182,861,000	$ 68,739,650	$ 64,730,825,000
Deferred tax	$ 2,147,290,000		2,147,290,000
Education tax					3,409,254,000	835,570,000		4,045,677,000
Current Tax			$ 38,698,829,000		$ 51,138,811,000	$ 13,018,431,000		$ 60,685,148,000